Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110-2624
March 2, 2011
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090
Re:   Allianz Global Investors Managed Accounts Trust (formerly known as Fixed Income SHares) (the “Trust”) (File Nos. 333-92415 and 811-9721)
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive forms of Prospectuses and Statements of Additional Information, each dated March 1, 2011, for all series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Commission on February 28, 2011 pursuant to Rule 485(b) under the Securities Act.
     Please contact me at (617) 951-7162 with any questions or comments regarding this matter.

Kind regards,
/s/ Christopher J. Perriello, Esq.
Christopher J. Perriello, Esq.

Cc:	William Healey, Esq.
Brian S. Shlissel
Thomas J. Fuccillo, Esq.
Debra Rubano, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Chris J. Perriello, Esq.